Additional Disclosure	Nov. 01, 2026
Class A [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class U [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class I [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited